INVENTORIES (Tables)	12 Months Ended
Sep. 30, 2025
INVENTORIES
Schedule of inventories

	September 30,
	2024	2025
	RMB	RMB
Raw materials	160	725
Finished goods	7,164	608
Work in progress	5,825	17,200
Provision	(275)	(4,100)
	12,874	14,433

Schedule of provision for inventories

	September 30,
	2023	2024	2025
	RMB	RMB	RMB
Balance at beginning of year	—	—	275
Additions	—	275	3,984
Write-off	—	—	(159)

Balance at end of year	—	275	4,100